36 Segment information (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	R$ 35,077,269	R$ 34,500,872
Reporting segments [Member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	34,481,755	33,947,217
Reporting segments [Member] | Chemicals [Member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	10,410,524	10,916,874
Reporting segments [Member] | Polyolefins [Member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	5,077,335	4,985,337
Reporting segments [Member] | Vinyls [Member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	2,121,085	2,334,270
Reporting segments [Member] | USA and Europe [Member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	4,852,760	3,875,566
Reporting segments [Member] | Mexico [Member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	12,020,051	11,835,170
Unallocated amounts
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	R$ 595,514	R$ 553,655